ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE NET

Accounts receivable, net consisted of the following:

	As of August 31, 2025	As of February 28, 2025
	$’000	$’000

Accounts receivable
– third parties	2,073	1,586
– related parties	*	*

	2,073	1,586

*	Denotes amount less than $1,000.

Accounts receivable, net consisted of the following:

	As of February 28, 2025	As of February 29, 2024
	$’000	$’000

Accounts receivable
– third parties	1,586	1,682
– related parties	*	25

	1,586	1,707

*	Denotes amount less than $1,000.